CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	3 Months Ended									12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Net income (loss)	$ 26,408	$ 22,814	$ 22,301	$ 16,578	$ 4,854	$ 1,346	$ (3,167)	$ (1,833)	$ (4,522)	$ 66,547	$ (8,176)	$ 21,224
Foreign currency translation	239				177					557	(284)	(215)
Comprehensive income	$ 26,647				$ 5,031					$ 67,104	$ (8,460)	$ 21,009